Shareholder Report		12 Months Ended
	Oct. 01, 2024	Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key		0000088064
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
C000015670
Shareholder Report [Line Items]
Fund Name		DWS Capital Growth Fund
Class Name		Class A
Trading Symbol		SDGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.90%

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 17.06% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.75% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 25.53%.

Stock selection was the primary reason for the Fund’s underperformance. The largest adverse impact occurred in information technology. The IT services company Globant SA* was a key detractor in the sector. The stock fell after management reduced guidance for 2025 amid concerns about corporations’ slower spending and shift away from large digital transformation projects toward AI-related initiatives. A zero weighting in Palantir Technologies, Inc. and an underweight in Broadcom, Inc. (4.2%) also hurt results.

At the same time, technology was home to several outperforming holdings. Among these were Cloudflare Technologies, Inc. (0.9%), which reported a very good quarter and announced a sizable new contract win, and CyberArk Software, Ltd. (1.1%), a cloud infrastructure software and IT security company that benefited from rising enterprise spending on security to combat cyber threats. Underweights in Apple, Inc. (7.7%) and Microsoft Corp. (11.1%) further aided results.

Consumer discretionary was another area of weakness for the Fund, but the deficit was mainly driven by our decision to maintain a zero weighting in Tesla, Inc. on the basis of valuation. Positioning in the healthcare sector was a source of underperformance, as well. UnitedHealth Group, Inc.,* which slid due to the combination of profit-margin pressures, rising care utilization, and its exposure to government spending, was the largest detractor. Thermo Fisher Scientific, Inc. (0.8%), which was hurt by questions about its long-term financial targets, also weighed on results in healthcare.

We generated strong relative performance in the communication services sector. ROBLOX Corp. (1.1%) gained on evidence of its growing ability to monetize its customer base, and Spotify Technology SA (1.7%) reported record profits and a rising number of users. An overweight in Netflix, Inc. (2.1%), which continued to display dominance in the streaming media space, was an additional contributor of note.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Growth Index
'15	$9,425	$10,000	$10,000
'15	$10,242	$10,809	$10,861
'15	$10,357	$10,845	$10,892
'15	$10,207	$10,650	$10,732
'16	$9,489	$10,076	$10,133
'16	$9,276	$10,073	$10,128
'16	$9,875	$10,775	$10,811
'16	$9,781	$10,833	$10,713
'16	$10,029	$11,023	$10,921
'16	$9,879	$11,048	$10,878
'16	$10,403	$11,469	$11,391
'16	$10,459	$11,484	$11,335
'16	$10,474	$11,493	$11,376
'16	$10,236	$11,269	$11,109
'16	$10,433	$11,713	$11,351
'16	$10,580	$11,933	$11,491
'17	$10,923	$12,173	$11,878
'17	$11,407	$12,645	$12,372
'17	$11,442	$12,653	$12,515
'17	$11,726	$12,786	$12,801
'17	$12,030	$12,950	$13,134
'17	$12,046	$13,040	$13,099
'17	$12,403	$13,298	$13,448
'17	$12,501	$13,340	$13,694
'17	$12,582	$13,624	$13,872
'17	$12,884	$13,936	$14,410
'17	$13,250	$14,361	$14,847
'17	$13,324	$14,521	$14,963
'18	$14,175	$15,319	$16,023
'18	$13,784	$14,756	$15,603
'18	$13,472	$14,421	$15,175
'18	$13,723	$14,470	$15,228
'18	$14,187	$14,840	$15,895
'18	$14,320	$14,936	$16,048
'18	$14,747	$15,451	$16,519
'18	$15,477	$15,983	$17,423
'18	$15,660	$16,044	$17,520
'18	$14,280	$14,909	$15,953
'18	$14,325	$15,212	$16,123
'18	$13,036	$13,827	$14,736
'19	$14,238	$14,985	$16,061
'19	$14,912	$15,493	$16,636
'19	$15,333	$15,763	$17,109
'19	$16,082	$16,399	$17,882
'19	$15,149	$15,354	$16,753
'19	$16,220	$16,432	$17,903
'19	$16,501	$16,687	$18,307
'19	$16,493	$16,382	$18,167
'19	$16,429	$16,665	$18,169
'19	$16,704	$17,019	$18,682
'19	$17,440	$17,662	$19,510
'19	$17,806	$18,172	$20,099
'20	$18,586	$18,192	$20,548
'20	$17,364	$16,705	$19,149
'20	$15,662	$14,497	$17,265
'20	$17,834	$16,413	$19,820
'20	$19,209	$17,279	$21,150
'20	$20,093	$17,661	$22,071
'20	$21,504	$18,695	$23,770
'20	$23,094	$20,068	$26,222
'20	$22,238	$19,334	$24,989
'20	$21,602	$18,868	$24,140
'20	$23,494	$21,090	$26,612
'20	$24,616	$21,981	$27,836
'21	$24,299	$21,800	$27,630
'21	$24,416	$22,432	$27,623
'21	$24,650	$23,281	$28,098
'21	$26,349	$24,534	$30,010
'21	$25,848	$24,651	$29,595
'21	$27,576	$25,268	$31,451
'21	$28,527	$25,793	$32,488
'21	$29,235	$26,540	$33,702
'21	$27,731	$25,321	$31,815
'21	$29,937	$27,078	$34,571
'21	$29,712	$26,714	$34,782
'21	$30,084	$27,796	$35,517
'22	$27,312	$26,229	$32,469
'22	$26,188	$25,510	$31,090
'22	$27,005	$26,370	$32,306
'22	$23,614	$24,020	$28,405
'22	$23,050	$23,983	$27,745
'22	$21,246	$21,975	$25,547
'22	$23,715	$24,021	$28,613
'22	$22,396	$23,099	$27,280
'22	$20,024	$20,962	$24,628
'22	$21,071	$22,643	$26,067
'22	$22,113	$23,868	$27,255
'22	$20,727	$22,480	$25,169
'23	$22,499	$23,987	$27,266
'23	$22,075	$23,416	$26,943
'23	$23,540	$24,157	$28,784
'23	$23,734	$24,456	$29,068
'23	$24,702	$24,570	$30,393
'23	$26,136	$26,230	$32,472
'23	$26,892	$27,132	$33,566
'23	$26,557	$26,657	$33,264
'23	$25,030	$25,404	$31,455
'23	$24,713	$24,790	$31,007
'23	$27,505	$27,106	$34,388
'23	$28,639	$28,444	$35,910
'24	$29,524	$28,840	$36,806
'24	$31,289	$30,398	$39,317
'24	$31,949	$31,372	$40,009
'24	$30,351	$30,037	$38,312
'24	$31,824	$31,452	$40,606
'24	$33,492	$32,493	$43,344
'24	$33,120	$32,965	$42,607
'24	$34,027	$33,747	$43,494
'24	$34,815	$34,468	$44,726
'24	$34,660	$34,228	$44,578
'24	$36,727	$36,431	$47,470
'24	$36,095	$35,415	$47,889
'25	$37,160	$36,543	$48,836
'25	$36,207	$35,904	$47,081
'25	$33,167	$33,826	$43,115
'25	$33,620	$33,624	$43,879
'25	$36,389	$35,771	$47,761
'25	$38,679	$37,582	$50,806
'25	$39,865	$38,417	$52,724
'25	$39,838	$39,226	$53,314
'25	$40,755	$40,586	$56,146

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	17.06%	12.88%	15.77%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	10.33%	11.55%	15.08%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
AssetsNet		$ 2,368,692,697
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 10,203,013
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,368,692,697
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	10,203,013

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	50%
Communication Services	16%
Consumer Discretionary	9%
Financials	8%
Industrials	8%
Health Care	7%
Real Estate	1%
Materials	1%
Consumer Staples	1%

Ten Largest Equity Holdings

Holdings	57.9% of Net Assets
NVIDIA Corp.	13.8%
Microsoft Corp.	11.1%
Apple, Inc.	7.7%
Amazon.com, Inc.	5.7%
Alphabet, Inc.	5.3%
Broadcom, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Progressive Corp.	2.2%
Mastercard, Inc.	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Material Fund Change Risks Change [Text Block]

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015673
Shareholder Report [Line Items]
Fund Name		DWS Capital Growth Fund
Class Name		Class C
Trading Symbol		SDGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.77%

Gross expense ratio as of the latest prospectus: 1.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 191
Expense Ratio, Percent		1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 16.04% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.75% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 25.53%.

Stock selection was the primary reason for the Fund’s underperformance. The largest adverse impact occurred in information technology. The IT services company Globant SA* was a key detractor in the sector. The stock fell after management reduced guidance for 2025 amid concerns about corporations’ slower spending and shift away from large digital transformation projects toward AI-related initiatives. A zero weighting in Palantir Technologies, Inc. and an underweight in Broadcom, Inc. (4.2%) also hurt results.

At the same time, technology was home to several outperforming holdings. Among these were Cloudflare Technologies, Inc. (0.9%), which reported a very good quarter and announced a sizable new contract win, and CyberArk Software, Ltd. (1.1%), a cloud infrastructure software and IT security company that benefited from rising enterprise spending on security to combat cyber threats. Underweights in Apple, Inc. (7.7%) and Microsoft Corp. (11.1%) further aided results.

Consumer discretionary was another area of weakness for the Fund, but the deficit was mainly driven by our decision to maintain a zero weighting in Tesla, Inc. on the basis of valuation. Positioning in the healthcare sector was a source of underperformance, as well. UnitedHealth Group, Inc.,* which slid due to the combination of profit-margin pressures, rising care utilization, and its exposure to government spending, was the largest detractor. Thermo Fisher Scientific, Inc. (0.8%), which was hurt by questions about its long-term financial targets, also weighed on results in healthcare.

We generated strong relative performance in the communication services sector. ROBLOX Corp. (1.1%) gained on evidence of its growing ability to monetize its customer base, and Spotify Technology SA (1.7%) reported record profits and a rising number of users. An overweight in Netflix, Inc. (2.1%), which continued to display dominance in the streaming media space, was an additional contributor of note.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Russell 1000® Growth Index
'15	$10,000	$10,000	$10,000
'15	$10,859	$10,809	$10,861
'15	$10,975	$10,845	$10,892
'15	$10,806	$10,650	$10,732
'16	$10,041	$10,076	$10,133
'16	$9,809	$10,073	$10,128
'16	$10,436	$10,775	$10,811
'16	$10,329	$10,833	$10,713
'16	$10,583	$11,023	$10,921
'16	$10,418	$11,048	$10,878
'16	$10,963	$11,469	$11,391
'16	$11,013	$11,484	$11,335
'16	$11,020	$11,493	$11,376
'16	$10,764	$11,269	$11,109
'16	$10,963	$11,713	$11,351
'16	$11,108	$11,933	$11,491
'17	$11,461	$12,173	$11,878
'17	$11,963	$12,645	$12,372
'17	$11,990	$12,653	$12,515
'17	$12,280	$12,786	$12,801
'17	$12,589	$12,950	$13,134
'17	$12,597	$13,040	$13,099
'17	$12,959	$13,298	$13,448
'17	$13,054	$13,340	$13,694
'17	$13,124	$13,624	$13,872
'17	$13,430	$13,936	$14,410
'17	$13,801	$14,361	$14,847
'17	$13,866	$14,521	$14,963
'18	$14,743	$15,319	$16,023
'18	$14,327	$14,756	$15,603
'18	$13,993	$14,421	$15,175
'18	$14,245	$14,470	$15,228
'18	$14,718	$14,840	$15,895
'18	$14,847	$14,936	$16,048
'18	$15,281	$15,451	$16,519
'18	$16,028	$15,983	$17,423
'18	$16,210	$16,044	$17,520
'18	$14,770	$14,909	$15,953
'18	$14,806	$15,212	$16,123
'18	$13,463	$13,827	$14,736
'19	$14,691	$14,985	$16,061
'19	$15,379	$15,493	$16,636
'19	$15,801	$15,763	$17,109
'19	$16,560	$16,399	$17,882
'19	$15,590	$15,354	$16,753
'19	$16,682	$16,432	$17,903
'19	$16,960	$16,687	$18,307
'19	$16,940	$16,382	$18,167
'19	$16,861	$16,665	$18,169
'19	$17,131	$17,019	$18,682
'19	$17,876	$17,662	$19,510
'19	$18,236	$18,172	$20,099
'20	$19,020	$18,192	$20,548
'20	$17,760	$16,705	$19,149
'20	$16,006	$14,497	$17,265
'20	$18,214	$16,413	$19,820
'20	$19,603	$17,279	$21,150
'20	$20,492	$17,661	$22,071
'20	$21,917	$18,695	$23,770
'20	$23,521	$20,068	$26,222
'20	$22,633	$19,334	$24,989
'20	$21,971	$18,868	$24,140
'20	$23,878	$21,090	$26,612
'20	$25,000	$21,981	$27,836
'21	$24,660	$21,800	$27,630
'21	$24,763	$22,432	$27,623
'21	$24,980	$23,281	$28,098
'21	$26,682	$24,534	$30,010
'21	$26,158	$24,651	$29,595
'21	$27,886	$25,268	$31,451
'21	$28,827	$25,793	$32,488
'21	$29,522	$26,540	$33,702
'21	$27,985	$25,321	$31,815
'21	$30,190	$27,078	$34,571
'21	$29,939	$26,714	$34,782
'21	$30,293	$27,796	$35,517
'22	$27,479	$26,229	$32,469
'22	$26,332	$25,510	$31,090
'22	$27,135	$26,370	$32,306
'22	$23,708	$24,020	$28,405
'22	$23,125	$23,983	$27,745
'22	$21,301	$21,975	$25,547
'22	$23,761	$24,021	$28,613
'22	$22,424	$23,099	$27,280
'22	$20,036	$20,962	$24,628
'22	$21,066	$22,643	$26,067
'22	$22,095	$23,868	$27,255
'22	$20,696	$22,480	$25,169
'23	$22,449	$23,987	$27,266
'23	$22,009	$23,416	$26,943
'23	$23,452	$24,157	$28,784
'23	$23,633	$24,456	$29,068
'23	$24,578	$24,570	$30,393
'23	$25,987	$26,230	$32,472
'23	$26,720	$27,132	$33,566
'23	$26,369	$26,657	$33,264
'23	$24,834	$25,404	$31,455
'23	$24,503	$24,790	$31,007
'23	$27,252	$27,106	$34,388
'23	$28,353	$28,444	$35,910
'24	$29,206	$28,840	$36,806
'24	$30,935	$30,398	$39,317
'24	$31,562	$31,372	$40,009
'24	$29,965	$30,037	$38,312
'24	$31,393	$31,452	$40,606
'24	$33,017	$32,493	$43,344
'24	$32,626	$32,965	$42,607
'24	$33,498	$33,747	$43,494
'24	$34,246	$34,468	$44,726
'24	$34,069	$34,228	$44,578
'24	$36,076	$36,431	$47,470
'24	$35,428	$35,415	$47,889
'25	$36,447	$36,543	$48,836
'25	$35,488	$35,904	$47,081
'25	$32,484	$33,826	$43,115
'25	$32,904	$33,624	$43,879
'25	$35,585	$35,771	$47,761
'25	$37,800	$37,582	$50,806
'25	$38,929	$38,417	$52,724
'25	$38,874	$39,226	$53,314
'25	$39,739	$40,586	$56,146

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	16.04%	11.92%	14.79%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	15.04%	11.92%	14.79%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
AssetsNet		$ 2,368,692,697
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 10,203,013
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,368,692,697
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	10,203,013

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	50%
Communication Services	16%
Consumer Discretionary	9%
Financials	8%
Industrials	8%
Health Care	7%
Real Estate	1%
Materials	1%
Consumer Staples	1%

Ten Largest Equity Holdings

Holdings	57.9% of Net Assets
NVIDIA Corp.	13.8%
Microsoft Corp.	11.1%
Apple, Inc.	7.7%
Amazon.com, Inc.	5.7%
Alphabet, Inc.	5.3%
Broadcom, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Progressive Corp.	2.2%
Mastercard, Inc.	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Material Fund Change Risks Change [Text Block]

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000144535
Shareholder Report [Line Items]
Fund Name		DWS Capital Growth Fund
Class Name		Class R6
Trading Symbol		SDGZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.60%

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 17.41% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.75% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 25.53%.

Stock selection was the primary reason for the Fund’s underperformance. The largest adverse impact occurred in information technology. The IT services company Globant SA* was a key detractor in the sector. The stock fell after management reduced guidance for 2025 amid concerns about corporations’ slower spending and shift away from large digital transformation projects toward AI-related initiatives. A zero weighting in Palantir Technologies, Inc. and an underweight in Broadcom, Inc. (4.2%) also hurt results.

At the same time, technology was home to several outperforming holdings. Among these were Cloudflare Technologies, Inc. (0.9%), which reported a very good quarter and announced a sizable new contract win, and CyberArk Software, Ltd. (1.1%), a cloud infrastructure software and IT security company that benefited from rising enterprise spending on security to combat cyber threats. Underweights in Apple, Inc. (7.7%) and Microsoft Corp. (11.1%) further aided results.

Consumer discretionary was another area of weakness for the Fund, but the deficit was mainly driven by our decision to maintain a zero weighting in Tesla, Inc. on the basis of valuation. Positioning in the healthcare sector was a source of underperformance, as well. UnitedHealth Group, Inc.,* which slid due to the combination of profit-margin pressures, rising care utilization, and its exposure to government spending, was the largest detractor. Thermo Fisher Scientific, Inc. (0.8%), which was hurt by questions about its long-term financial targets, also weighed on results in healthcare.

We generated strong relative performance in the communication services sector. ROBLOX Corp. (1.1%) gained on evidence of its growing ability to monetize its customer base, and Spotify Technology SA (1.7%) reported record profits and a rising number of users. An overweight in Netflix, Inc. (2.1%), which continued to display dominance in the streaming media space, was an additional contributor of note.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Russell 1000® Growth Index
'15	$10,000	$10,000	$10,000
'15	$10,869	$10,809	$10,861
'15	$10,993	$10,845	$10,892
'15	$10,835	$10,650	$10,732
'16	$10,076	$10,076	$10,133
'16	$9,851	$10,073	$10,128
'16	$10,490	$10,775	$10,811
'16	$10,394	$10,833	$10,713
'16	$10,659	$11,023	$10,921
'16	$10,504	$11,048	$10,878
'16	$11,063	$11,469	$11,391
'16	$11,125	$11,484	$11,335
'16	$11,144	$11,493	$11,376
'16	$10,894	$11,269	$11,109
'16	$11,106	$11,713	$11,351
'16	$11,264	$11,933	$11,491
'17	$11,633	$12,173	$11,878
'17	$12,153	$12,645	$12,372
'17	$12,194	$12,653	$12,515
'17	$12,500	$12,786	$12,801
'17	$12,827	$12,950	$13,134
'17	$12,847	$13,040	$13,099
'17	$13,231	$13,298	$13,448
'17	$13,340	$13,340	$13,694
'17	$13,430	$13,624	$13,872
'17	$13,756	$13,936	$14,410
'17	$14,150	$14,361	$14,847
'17	$14,231	$14,521	$14,963
'18	$15,145	$15,319	$16,023
'18	$14,731	$14,756	$15,603
'18	$14,402	$14,421	$15,175
'18	$14,674	$14,470	$15,228
'18	$15,174	$14,840	$15,895
'18	$15,321	$14,936	$16,048
'18	$15,781	$15,451	$16,519
'18	$16,566	$15,983	$17,423
'18	$16,766	$16,044	$17,520
'18	$15,294	$14,909	$15,953
'18	$15,345	$15,212	$16,123
'18	$13,968	$13,827	$14,736
'19	$15,259	$14,985	$16,061
'19	$15,986	$15,493	$16,636
'19	$16,443	$15,763	$17,109
'19	$17,249	$16,399	$17,882
'19	$16,253	$15,354	$16,753
'19	$17,407	$16,432	$17,903
'19	$17,715	$16,687	$18,307
'19	$17,711	$16,382	$18,167
'19	$17,645	$16,665	$18,169
'19	$17,946	$17,019	$18,682
'19	$18,743	$17,662	$19,510
'19	$19,141	$18,172	$20,099
'20	$19,983	$18,192	$20,548
'20	$18,673	$16,705	$19,149
'20	$16,848	$14,497	$17,265
'20	$19,189	$16,413	$19,820
'20	$20,676	$17,279	$21,150
'20	$21,632	$17,661	$22,071
'20	$23,158	$18,695	$23,770
'20	$24,874	$20,068	$26,222
'20	$23,957	$19,334	$24,989
'20	$23,280	$18,868	$24,140
'20	$25,326	$21,090	$26,612
'20	$26,541	$21,981	$27,836
'21	$26,207	$21,800	$27,630
'21	$26,339	$22,432	$27,623
'21	$26,596	$23,281	$28,098
'21	$28,438	$24,534	$30,010
'21	$27,904	$24,651	$29,595
'21	$29,779	$25,268	$31,451
'21	$30,811	$25,793	$32,488
'21	$31,585	$26,540	$33,702
'21	$29,967	$25,321	$31,815
'21	$32,359	$27,078	$34,571
'21	$32,121	$26,714	$34,782
'21	$32,533	$27,796	$35,517
'22	$29,543	$26,229	$32,469
'22	$28,334	$25,510	$31,090
'22	$29,227	$26,370	$32,306
'22	$25,562	$24,020	$28,405
'22	$24,959	$23,983	$27,745
'22	$23,011	$21,975	$25,547
'22	$25,693	$24,021	$28,613
'22	$24,272	$23,099	$27,280
'22	$21,705	$20,962	$24,628
'22	$22,845	$22,643	$26,067
'22	$23,984	$23,868	$27,255
'22	$22,485	$22,480	$25,169
'23	$24,415	$23,987	$27,266
'23	$23,960	$23,416	$26,943
'23	$25,557	$24,157	$28,784
'23	$25,775	$24,456	$29,068
'23	$26,831	$24,570	$30,393
'23	$28,397	$26,230	$32,472
'23	$29,224	$27,132	$33,566
'23	$28,868	$26,657	$33,264
'23	$27,214	$25,404	$31,455
'23	$26,878	$24,790	$31,007
'23	$29,922	$27,106	$34,388
'23	$31,163	$28,444	$35,910
'24	$32,133	$28,840	$36,806
'24	$34,065	$30,398	$39,317
'24	$34,790	$31,372	$40,009
'24	$33,059	$30,037	$38,312
'24	$34,671	$31,452	$40,606
'24	$36,499	$32,493	$43,344
'24	$36,103	$32,965	$42,607
'24	$37,103	$33,747	$43,494
'24	$37,972	$34,468	$44,726
'24	$37,810	$34,228	$44,578
'24	$40,076	$36,431	$47,470
'24	$39,397	$35,415	$47,889
'25	$40,568	$36,543	$48,836
'25	$39,538	$35,904	$47,081
'25	$36,229	$33,826	$43,115
'25	$36,732	$33,624	$43,879
'25	$39,767	$35,771	$47,761
'25	$42,281	$37,582	$50,806
'25	$43,587	$38,417	$52,724
'25	$43,568	$39,226	$53,314
'25	$44,582	$40,586	$56,146

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	17.41%	13.23%	16.12%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
AssetsNet		$ 2,368,692,697
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 10,203,013
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,368,692,697
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	10,203,013

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	50%
Communication Services	16%
Consumer Discretionary	9%
Financials	8%
Industrials	8%
Health Care	7%
Real Estate	1%
Materials	1%
Consumer Staples	1%

Ten Largest Equity Holdings

Holdings	57.9% of Net Assets
NVIDIA Corp.	13.8%
Microsoft Corp.	11.1%
Apple, Inc.	7.7%
Amazon.com, Inc.	5.7%
Alphabet, Inc.	5.3%
Broadcom, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Progressive Corp.	2.2%
Mastercard, Inc.	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Material Fund Change Risks Change [Text Block]

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015675
Shareholder Report [Line Items]
Fund Name		DWS Capital Growth Fund
Class Name		Class S
Trading Symbol		SCGSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$73	0.67%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 17.33% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.75% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 25.53%.

Stock selection was the primary reason for the Fund’s underperformance. The largest adverse impact occurred in information technology. The IT services company Globant SA* was a key detractor in the sector. The stock fell after management reduced guidance for 2025 amid concerns about corporations’ slower spending and shift away from large digital transformation projects toward AI-related initiatives. A zero weighting in Palantir Technologies, Inc. and an underweight in Broadcom, Inc. (4.2%) also hurt results.

At the same time, technology was home to several outperforming holdings. Among these were Cloudflare Technologies, Inc. (0.9%), which reported a very good quarter and announced a sizable new contract win, and CyberArk Software, Ltd. (1.1%), a cloud infrastructure software and IT security company that benefited from rising enterprise spending on security to combat cyber threats. Underweights in Apple, Inc. (7.7%) and Microsoft Corp. (11.1%) further aided results.

Consumer discretionary was another area of weakness for the Fund, but the deficit was mainly driven by our decision to maintain a zero weighting in Tesla, Inc. on the basis of valuation. Positioning in the healthcare sector was a source of underperformance, as well. UnitedHealth Group, Inc.,* which slid due to the combination of profit-margin pressures, rising care utilization, and its exposure to government spending, was the largest detractor. Thermo Fisher Scientific, Inc. (0.8%), which was hurt by questions about its long-term financial targets, also weighed on results in healthcare.

We generated strong relative performance in the communication services sector. ROBLOX Corp. (1.1%) gained on evidence of its growing ability to monetize its customer base, and Spotify Technology SA (1.7%) reported record profits and a rising number of users. An overweight in Netflix, Inc. (2.1%), which continued to display dominance in the streaming media space, was an additional contributor of note.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index	Russell 1000® Growth Index
'15	$10,000	$10,000	$10,000
'15	$10,869	$10,809	$10,861
'15	$10,993	$10,845	$10,892
'15	$10,836	$10,650	$10,732
'16	$10,076	$10,076	$10,133
'16	$9,852	$10,073	$10,128
'16	$10,491	$10,775	$10,811
'16	$10,393	$10,833	$10,713
'16	$10,659	$11,023	$10,921
'16	$10,503	$11,048	$10,878
'16	$11,061	$11,469	$11,391
'16	$11,123	$11,484	$11,335
'16	$11,142	$11,493	$11,376
'16	$10,891	$11,269	$11,109
'16	$11,103	$11,713	$11,351
'16	$11,261	$11,933	$11,491
'17	$11,630	$12,173	$11,878
'17	$12,148	$12,645	$12,372
'17	$12,188	$12,653	$12,515
'17	$12,493	$12,786	$12,801
'17	$12,820	$12,950	$13,134
'17	$12,840	$13,040	$13,099
'17	$13,222	$13,298	$13,448
'17	$13,331	$13,340	$13,694
'17	$13,418	$13,624	$13,872
'17	$13,743	$13,936	$14,410
'17	$14,137	$14,361	$14,847
'17	$14,218	$14,521	$14,963
'18	$15,129	$15,319	$16,023
'18	$14,716	$14,756	$15,603
'18	$14,385	$14,421	$15,175
'18	$14,657	$14,470	$15,228
'18	$15,155	$14,840	$15,895
'18	$15,301	$14,936	$16,048
'18	$15,760	$15,451	$16,519
'18	$16,543	$15,983	$17,423
'18	$16,742	$16,044	$17,520
'18	$15,270	$14,909	$15,953
'18	$15,321	$15,212	$16,123
'18	$13,945	$13,827	$14,736
'19	$15,234	$14,985	$16,061
'19	$15,958	$15,493	$16,636
'19	$16,412	$15,763	$17,109
'19	$17,217	$16,399	$17,882
'19	$16,221	$15,354	$16,753
'19	$17,374	$16,432	$17,903
'19	$17,678	$16,687	$18,307
'19	$17,674	$16,382	$18,167
'19	$17,606	$16,665	$18,169
'19	$17,905	$17,019	$18,682
'19	$18,699	$17,662	$19,510
'19	$19,096	$18,172	$20,099
'20	$19,934	$18,192	$20,548
'20	$18,627	$16,705	$19,149
'20	$16,807	$14,497	$17,265
'20	$19,141	$16,413	$19,820
'20	$20,621	$17,279	$21,150
'20	$21,574	$17,661	$22,071
'20	$23,095	$18,695	$23,770
'20	$24,805	$20,068	$26,222
'20	$23,891	$19,334	$24,989
'20	$23,212	$18,868	$24,140
'20	$25,252	$21,090	$26,612
'20	$26,462	$21,981	$27,836
'21	$26,126	$21,800	$27,630
'21	$26,259	$22,432	$27,623
'21	$26,512	$23,281	$28,098
'21	$28,347	$24,534	$30,010
'21	$27,816	$24,651	$29,595
'21	$29,680	$25,268	$31,451
'21	$30,709	$25,793	$32,488
'21	$31,479	$26,540	$33,702
'21	$29,866	$25,321	$31,815
'21	$32,247	$27,078	$34,571
'21	$32,011	$26,714	$34,782
'21	$32,417	$27,796	$35,517
'22	$29,436	$26,229	$32,469
'22	$28,230	$25,510	$31,090
'22	$29,118	$26,370	$32,306
'22	$25,465	$24,020	$28,405
'22	$24,862	$23,983	$27,745
'22	$22,921	$21,975	$25,547
'22	$25,592	$24,021	$28,613
'22	$24,173	$23,099	$27,280
'22	$21,616	$20,962	$24,628
'22	$22,751	$22,643	$26,067
'22	$23,883	$23,868	$27,255
'22	$22,387	$22,480	$25,169
'23	$24,308	$23,987	$27,266
'23	$23,854	$23,416	$26,943
'23	$25,441	$24,157	$28,784
'23	$25,657	$24,456	$29,068
'23	$26,709	$24,570	$30,393
'23	$28,266	$26,230	$32,472
'23	$29,088	$27,132	$33,566
'23	$28,730	$26,657	$33,264
'23	$27,083	$25,404	$31,455
'23	$26,747	$24,790	$31,007
'23	$29,774	$27,106	$34,388
'23	$31,007	$28,444	$35,910
'24	$31,973	$28,840	$36,806
'24	$33,892	$30,398	$39,317
'24	$34,610	$31,372	$40,009
'24	$32,887	$30,037	$38,312
'24	$34,490	$31,452	$40,606
'24	$36,304	$32,493	$43,344
'24	$35,911	$32,965	$42,607
'24	$36,901	$33,747	$43,494
'24	$37,763	$34,468	$44,726
'24	$37,599	$34,228	$44,578
'24	$39,852	$36,431	$47,470
'24	$39,173	$35,415	$47,889
'25	$40,336	$36,543	$48,836
'25	$39,310	$35,904	$47,081
'25	$36,018	$33,826	$43,115
'25	$36,515	$33,624	$43,879
'25	$39,530	$35,771	$47,761
'25	$42,029	$37,582	$50,806
'25	$43,323	$38,417	$52,724
'25	$43,300	$39,226	$53,314
'25	$44,307	$40,586	$56,146

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	17.33%	13.15%	16.05%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
AssetsNet		$ 2,368,692,697
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 10,203,013
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,368,692,697
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	10,203,013

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	50%
Communication Services	16%
Consumer Discretionary	9%
Financials	8%
Industrials	8%
Health Care	7%
Real Estate	1%
Materials	1%
Consumer Staples	1%

Ten Largest Equity Holdings

Holdings	57.9% of Net Assets
NVIDIA Corp.	13.8%
Microsoft Corp.	11.1%
Apple, Inc.	7.7%
Amazon.com, Inc.	5.7%
Alphabet, Inc.	5.3%
Broadcom, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Progressive Corp.	2.2%
Mastercard, Inc.	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Material Fund Change Risks Change [Text Block]

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015676
Shareholder Report [Line Items]
Fund Name		DWS Capital Growth Fund
Class Name		Institutional Class
Trading Symbol		SDGTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.67%

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 17.33% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.75% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 25.53%.

Stock selection was the primary reason for the Fund’s underperformance. The largest adverse impact occurred in information technology. The IT services company Globant SA* was a key detractor in the sector. The stock fell after management reduced guidance for 2025 amid concerns about corporations’ slower spending and shift away from large digital transformation projects toward AI-related initiatives. A zero weighting in Palantir Technologies, Inc. and an underweight in Broadcom, Inc. (4.2%) also hurt results.

At the same time, technology was home to several outperforming holdings. Among these were Cloudflare Technologies, Inc. (0.9%), which reported a very good quarter and announced a sizable new contract win, and CyberArk Software, Ltd. (1.1%), a cloud infrastructure software and IT security company that benefited from rising enterprise spending on security to combat cyber threats. Underweights in Apple, Inc. (7.7%) and Microsoft Corp. (11.1%) further aided results.

Consumer discretionary was another area of weakness for the Fund, but the deficit was mainly driven by our decision to maintain a zero weighting in Tesla, Inc. on the basis of valuation. Positioning in the healthcare sector was a source of underperformance, as well. UnitedHealth Group, Inc.,* which slid due to the combination of profit-margin pressures, rising care utilization, and its exposure to government spending, was the largest detractor. Thermo Fisher Scientific, Inc. (0.8%), which was hurt by questions about its long-term financial targets, also weighed on results in healthcare.

We generated strong relative performance in the communication services sector. ROBLOX Corp. (1.1%) gained on evidence of its growing ability to monetize its customer base, and Spotify Technology SA (1.7%) reported record profits and a rising number of users. An overweight in Netflix, Inc. (2.1%), which continued to display dominance in the streaming media space, was an additional contributor of note.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Index	Russell 1000® Growth Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,086,932	$1,080,909	$1,086,106
'15	$1,099,391	$1,084,480	$1,089,155
'15	$1,083,587	$1,064,970	$1,073,172
'16	$1,007,747	$1,007,649	$1,013,260
'16	$985,304	$1,007,303	$1,012,828
'16	$1,049,227	$1,077,473	$1,081,135
'16	$1,039,476	$1,083,333	$1,071,263
'16	$1,066,097	$1,102,304	$1,092,066
'16	$1,050,465	$1,104,800	$1,087,777
'16	$1,106,339	$1,146,887	$1,139,122
'16	$1,112,530	$1,148,411	$1,133,462
'16	$1,114,233	$1,149,320	$1,137,608
'16	$1,089,314	$1,126,908	$1,110,894
'16	$1,110,363	$1,171,335	$1,135,065
'16	$1,126,271	$1,193,341	$1,149,116
'17	$1,163,019	$1,217,337	$1,187,840
'17	$1,214,869	$1,264,458	$1,237,178
'17	$1,218,897	$1,265,257	$1,251,488
'17	$1,249,101	$1,278,634	$1,280,110
'17	$1,281,318	$1,294,952	$1,313,396
'17	$1,282,996	$1,303,994	$1,309,936
'17	$1,320,919	$1,329,818	$1,344,753
'17	$1,331,490	$1,333,978	$1,369,404
'17	$1,341,558	$1,362,385	$1,387,209
'17	$1,374,111	$1,393,633	$1,440,959
'17	$1,413,376	$1,436,133	$1,484,735
'17	$1,421,359	$1,452,143	$1,496,294
'18	$1,512,517	$1,531,856	$1,602,271
'18	$1,471,148	$1,475,616	$1,560,258
'18	$1,438,200	$1,442,123	$1,517,471
'18	$1,465,290	$1,447,024	$1,522,772
'18	$1,515,079	$1,483,961	$1,589,517
'18	$1,529,723	$1,493,557	$1,604,822
'18	$1,575,485	$1,545,102	$1,651,934
'18	$1,653,829	$1,598,342	$1,742,256
'18	$1,673,598	$1,604,411	$1,751,994
'18	$1,526,428	$1,490,878	$1,595,319
'18	$1,531,553	$1,521,218	$1,612,264
'18	$1,393,866	$1,382,670	$1,473,645
'19	$1,522,668	$1,498,542	$1,606,105
'19	$1,595,146	$1,549,280	$1,663,571
'19	$1,640,417	$1,576,252	$1,710,921
'19	$1,720,972	$1,639,908	$1,788,220
'19	$1,621,288	$1,535,406	$1,675,252
'19	$1,736,488	$1,643,198	$1,790,303
'19	$1,766,881	$1,668,717	$1,830,730
'19	$1,766,456	$1,638,154	$1,816,709
'19	$1,759,655	$1,666,549	$1,816,935
'19	$1,789,624	$1,701,869	$1,868,157
'19	$1,868,903	$1,766,185	$1,951,034
'19	$1,908,450	$1,817,190	$2,009,899
'20	$1,992,348	$1,819,151	$2,054,831
'20	$1,861,765	$1,670,495	$1,914,893
'20	$1,679,535	$1,449,740	$1,726,514
'20	$1,912,961	$1,641,313	$1,981,988
'20	$2,060,910	$1,727,911	$2,115,047
'20	$2,156,084	$1,766,122	$2,207,147
'20	$2,307,867	$1,869,539	$2,376,963
'20	$2,478,820	$2,006,758	$2,622,247
'20	$2,387,254	$1,933,415	$2,498,870
'20	$2,319,369	$1,886,791	$2,414,004
'20	$2,523,250	$2,108,974	$2,661,178
'20	$2,644,077	$2,198,132	$2,783,569
'21	$2,610,442	$2,180,028	$2,762,974
'21	$2,623,562	$2,243,206	$2,762,334
'21	$2,649,087	$2,328,096	$2,809,792
'21	$2,832,292	$2,453,419	$3,000,966
'21	$2,779,096	$2,465,065	$2,959,459
'21	$2,965,403	$2,526,833	$3,145,129
'21	$3,067,979	$2,579,325	$3,248,781
'21	$3,144,792	$2,653,977	$3,370,249
'21	$2,983,532	$2,532,069	$3,181,495
'21	$3,221,366	$2,707,762	$3,457,062
'21	$3,197,749	$2,671,439	$3,478,199
'21	$3,238,167	$2,779,647	$3,551,738
'22	$2,940,524	$2,622,930	$3,246,910
'22	$2,819,838	$2,550,953	$3,109,002
'22	$2,908,189	$2,637,036	$3,230,619
'22	$2,543,583	$2,401,969	$2,840,484
'22	$2,483,240	$2,398,318	$2,774,450
'22	$2,289,479	$2,197,459	$2,554,682
'22	$2,556,059	$2,402,129	$2,861,298
'22	$2,414,240	$2,309,896	$2,728,007
'22	$2,159,117	$2,096,167	$2,462,802
'22	$2,272,420	$2,264,280	$2,606,749
'22	$2,385,468	$2,386,772	$2,725,531
'22	$2,236,281	$2,247,985	$2,516,873
'23	$2,427,993	$2,398,701	$2,726,648
'23	$2,382,595	$2,341,622	$2,694,265
'23	$2,541,216	$2,415,695	$2,878,434
'23	$2,562,821	$2,445,628	$2,906,833
'23	$2,667,839	$2,457,019	$3,039,322
'23	$2,823,178	$2,622,961	$3,247,168
'23	$2,905,223	$2,713,160	$3,356,564
'23	$2,869,397	$2,665,699	$3,326,426
'23	$2,705,033	$2,540,421	$3,145,522
'23	$2,671,394	$2,479,021	$3,100,737
'23	$2,973,868	$2,710,550	$3,438,752
'23	$3,096,992	$2,844,358	$3,591,027
'24	$3,193,213	$2,884,025	$3,680,593
'24	$3,385,070	$3,039,766	$3,931,709
'24	$3,456,943	$3,137,212	$4,000,924
'24	$3,284,741	$3,003,716	$3,831,222
'24	$3,444,622	$3,145,160	$4,060,579
'24	$3,625,918	$3,249,255	$4,334,390
'24	$3,586,608	$3,296,541	$4,260,660
'24	$3,685,763	$3,374,680	$4,349,401
'24	$3,771,717	$3,446,837	$4,472,622
'24	$3,755,583	$3,422,753	$4,457,821
'24	$3,980,296	$3,643,106	$4,746,957
'24	$3,912,655	$3,541,537	$4,788,859
'25	$4,028,832	$3,654,270	$4,883,584
'25	$3,926,379	$3,590,353	$4,708,132
'25	$3,597,319	$3,382,566	$4,311,521
'25	$3,647,428	$3,362,435	$4,387,881
'25	$3,948,402	$3,577,084	$4,776,123
'25	$4,197,990	$3,758,232	$5,080,633
'25	$4,327,252	$3,841,745	$5,272,438
'25	$4,325,018	$3,922,605	$5,331,383
'25	$4,425,236	$4,058,592	$5,614,603

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	17.33%	13.14%	16.04%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
AssetsNet		$ 2,368,692,697
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 10,203,013
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,368,692,697
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	10,203,013

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	50%
Communication Services	16%
Consumer Discretionary	9%
Financials	8%
Industrials	8%
Health Care	7%
Real Estate	1%
Materials	1%
Consumer Staples	1%

Ten Largest Equity Holdings

Holdings	57.9% of Net Assets
NVIDIA Corp.	13.8%
Microsoft Corp.	11.1%
Apple, Inc.	7.7%
Amazon.com, Inc.	5.7%
Alphabet, Inc.	5.3%
Broadcom, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Progressive Corp.	2.2%
Mastercard, Inc.	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.69% to 0.81%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Material Fund Change Expenses [Text Block]

Effective February 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.69% to 0.81%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Risks Change [Text Block]

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.